Unaudited Condensed Consolidated Statements of Operations - GBP (£) £ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Profit or loss [abstract]
Research and development expenses	£ (8,971)	£ (6,117)	£ (26,200)	£ (17,918)
Administrative expenses	(2,277)	(1,906)	(6,456)	(5,144)
Net foreign exchange gains (losses)	1,274	(1,601)	488	610
Operating loss	(9,974)	(9,624)	(32,168)	(22,452)
Finance income	22	26	81	234
Loss before tax	(9,952)	(9,598)	(32,087)	(22,218)
Income tax credit	1,911	1,204	5,198	3,797
Loss for the period	£ (8,041)	£ (8,394)	£ (26,889)	£ (18,421)
Basic and diluted loss per share	£ (0.15)	£ (0.24)	£ (0.52)	£ (0.55)